Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party transactions
16.	Related party transactions

Related parties with whom the Company conducted business consist of the following:

Name of related party	Nature of Relationship
Jianping Kong	Principal shareholder, chairman and chief executive officer
Qifeng Sun	Principal shareholder and vice chairman
Hangzhou Weiditu Technology Co., Ltd.	Company controlled by Jianping Kong

During the year ended December 31, 2021, the Company repaid RMB19,270,000 to Jianping Kong. As of December 31, 2022 and 2023, the amounts due to Jianping Kong were nil.

During the year ended December 31, 2021, the Company repaid RMB12,085,000 to Qifeng Sun. As of December 31, 2022 and 2023, the amounts due to Qifeng Sun were nil.

During the year ended December 31, 2021, the Company lent RMB100,000 to and collected RMB4,490,000 from Hangzhou Weiditu Technology Co., Ltd. As of December 31, 2022 and 2023, the amounts due from Hangzhou Weiditu Technology Co., Ltd. were nil.

During the year ended December 31, 2021, the Company purchased raw materials and services in amount of RMB328,411 from Hangzhou Weiditu Technology Co., Ltd., and made payment in amount of RMB5,045,392 to it. As of December 31, 2022 and 2023, the accounts payable to Hangzhou Weiditu Technology Co., Ltd. were nil.

The amounts due from related party and due to related parties are unsecured, non-interest bearing and due on demand.

During the year ended December 31, 2023, Jianping Kong and Qifeng Sun provided guarantee for the Company’s debts and provided interest-free loans to the Company which were subsequently converted into Class A ordinary shares. See Note 10 and 11 for more details.